Accounting judgments, estimates and assumptions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Minimum period of inactivity to determine inactive players	30 days		30 days
Hero Wars
Disclosure of changes in accounting estimates [line items]
Player lifespan	23 months	19 months	23 months	17 months
Estimated increase in revenue	$ 64,453		$ 78,725
Other games
Disclosure of changes in accounting estimates [line items]
Player lifespan	25 months	40 months	34 months	27 months
Estimated increase in revenue	$ 45,663		$ 54,794